Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	98 Months Ended	112 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000174138 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Davis Select U.S. Equity ETF — Net Asset Value (NAV)
Average Annual Return, Percent		33.06%	10.91%		12.98%
C000174139 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Davis Select Financial ETF — Net Asset Value (NAV)
Average Annual Return, Percent		24.04%	12.05%		11.95%
C000174140 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Davis Select Worldwide ETF — Net Asset Value (NAV)
Average Annual Return, Percent		27.47%	6.87%		10.93%
C000198594 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Davis Select International ETF — Net Asset Value (NAV)
Average Annual Return, Percent		25.75%	4.95%	6.05%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent		31.05%	13.13%		15.09%
MSCI ACWI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Average Annual Return, Percent		31.00%	10.67%		12.31%
MSCI ACWI ex USA [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA
Average Annual Return, Percent		32.20%	8.37%	7.79%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent		29.25%	10.28%		10.52%
S And P 500 Financials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Financials Index
Average Annual Return, Percent		8.58%	9.51%		11.05%